ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As of December 31, 2023	As of March 31, 2023
	$	$
Trade and other payables	4,656,265	3,435,123
Accrued liabilities	2,891,440	1,607,353
Deferred revenue	11,040	—
Total	7,558,745	5,042,476

	As at March 31, 2023	As at March 31, 2022
	$	$
Trade and other payables	3,435,123	1,159,477
Accrued liabilities	1,607,353	1,436,270
	5,042,476	2,595,747